CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 243,738	$ 287,852
Trade and other receivables, net	305,821	324,507
Inventories	162,107	153,573
Prepaid expenses and other assets	429,211	456,547
Derivative financial instruments	21,751	19,565
Total current assets	1,162,628	1,242,044
Property and equipment, net	25,466,808	23,466,163
Operating lease right-of-use assets	687,555
Goodwill	1,385,644	1,378,353
Other assets	1,617,649	1,611,710
Total assets	30,320,284	27,698,270
Current liabilities
Current portion of long-term debt	1,186,586	1,646,841
Commercial paper	1,434,180	775,488
Current portion of operating lease liabilities	96,976
Accounts payable	563,706	488,212
Accrued interest	70,090	74,550
Accrued expenses and other liabilities	1,078,345	899,761
Derivative financial instruments	94,875	78,476
Customer deposits	3,428,138	3,148,837
Total current liabilities	7,952,896	7,112,165
Long-term debt	8,414,110	8,355,370
Long-term operating lease liabilities	601,641
Other long-term liabilities	617,810	583,254
Total liabilities	17,586,457	16,050,789
Commitments and contingencies (Note 19)
Redeemable noncontrolling interest	569,981	542,020
Shareholders' equity
Preferred stock ($0.01 par value; 20,000,000 shares authorized; none outstanding)	0	0
Common stock ($0.01 par value; 500,000,000 shares authorized; 236,547,842 and 235,847,683 shares issued, December 31, 2019 and December 31, 2018, respectively)	2,365	2,358
Paid-in capital	3,493,959	3,420,900
Retained earnings	11,523,326	10,263,282
Accumulated other comprehensive loss	(797,713)	(627,734)
Treasury stock (27,746,848 and 26,830,765 common shares at cost, December 31, 2019 and December 31, 2018, respectively)	(2,058,091)	(1,953,345)
Total shareholders' equity	12,163,846	11,105,461
Total liabilities, redeemable noncontrolling interest and shareholders’ equity	$ 30,320,284	$ 27,698,270